CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	$ (3,854,004)	$ (2,883,362)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Increase (decrease) in provision for losses on accounts receivable	(4,619)	24,185
Amortization of debt discount	267,258	82,500
Amortization of deferred financing costs	32,400	8,700
Non-cash interest expense	199,206	4,694
Loan origination discount	15,500
Share-based compensation, net	622,450	1,030,681
Deferred revenue in the form of non-marketable equity securities recognized as revenue	(180,000)	(180,000)
Loss on revaluation of derivative liabilities	1,894,258	23,593
Loss on extinguishment of debt and repurchase of warrants	691,904	768,602
Loss on non-marketable equity securities	15,125	388,475
Equity in net loss of unconsolidated affiliate		90,900
Abandonment of FoxBarry consulting project and resultant recognition of deferred revenue	(200,000)
Changes in operating assets and liabilities:
Accounts receivable	33,570	(68,263)
Due from related party	(18,491)	(8,284)
Prepaid expenses	56,341	(3,394)
Accounts payable and accrued expenses	40,729	195,825
Accrued wages payable to officers and directors	42,695
Advances from officers and directors	71,008
Net cash used in operating activities	(274,670)	(525,148)
Investing activities:
Purchase of intangible assets		(17,685)
Purchase of equity method investments
Net cash provided by (used in) investing activities		(17,685)
Financing activities:
Proceeds from notes payable to officers and directors	50,000
Net proceeds from issuance of convertible debt and warrants	316,478	339,900
Repayment of convertible debt and notes payable	(242,607)
Proceeds from issuance of common shares and deposit on warrant exercise	145,000
Net cash provided by (used in) financing activities	268,871	339,900
Net increase (decrease) in cash	(5,799)	(202,933)
Cash, beginning of period	118,420	321,353
Cash, end of period	112,621	118,420
Supplemental schedule of cash flow information:
Cash paid for interest	8,165
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Issuance of stock options in exchange for accrued wages payable to officers and directors	612,512
Reduction of convertible notes payable due to the conversion by Tangiers Investment Group	220,000
Issuance of common stock upon conversion of Tangiers Investment Group convertible note	473,965
Reduction of three convertible notes payable due to the conversion by Slainte Ventures	206,978
Issuance of common stock upon conversion of Slainte Ventures note payable	218,038
Reduction of note payable due to the conversion by Slainte Ventures	600,000
Issuance of common stock upon conversion of Slainte Ventures note payable	3,845,748
Reduction of notes payable in exchange for 1,100,000 shares of common stock of WeedMD	175,000
Intangible asset costs included in accounts payable		12,279
Issuance of common stock for services		47,880
Issuance of common stock for prepaid professional fees		187,335
Issuance of common stock for repurchase of warrant		987,390
Warrants cancelled	3,000,000	218,788
Issuance of options for compensation, accrued expenses and accounts payable		417,664
Issuance of convertible note payable for debt issuance costs		41,000
Debt conversion feature issued for debt discount		$ (355,293)